FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876
                                   ---------

                           TEMPLETON CHINA WORLD FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON CHINA WORLD FUND

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2005

--------------------------------------------------------------------------------
CONTENTS

Statement of Investments ..............................................   3

Notes to Statement of Investments .....................................   6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY               SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 90.2%
       AIR FREIGHT & LOGISTICS 0.1%
       Sinotrans Ltd., H ...............................................            China              1,238,000       $     443,021
                                                                                                                       -------------
       AIRLINES 0.6%
    (a)Air China Ltd., H ...............................................            China              6,088,000           2,100,096
(a),(b)Air China Ltd., H, 144A .........................................            China                500,000             172,478
                                                                                                                       -------------
                                                                                                                           2,272,574
                                                                                                                       -------------
       AUTO COMPONENTS 1.5%
       Cheng Shin Rubber Industry Co. Ltd. .............................            Taiwan             6,876,540           5,293,513
       Weifu High-Technology Co. Ltd., B ...............................            China              1,160,687             672,051
                                                                                                                       -------------
                                                                                                                           5,965,564
                                                                                                                       -------------
       AUTOMOBILES 0.3%
       Brilliance China Automotive Holdings Ltd. .......................            China              3,642,000             521,319
       Chongqing Changan Automobile Co. Ltd., B ........................            China              2,703,800             812,402
                                                                                                                       -------------
                                                                                                                           1,333,721
                                                                                                                       -------------
       CAPITAL MARKETS 0.6%
       Yuanta Core Pacific Securities Co. ..............................            Taiwan             3,784,156           2,269,444
                                                                                                                       -------------
       COMMERCIAL BANKS 13.1%
    (a)China Construction Bank, H ......................................            China              4,062,000           1,335,736
(a),(b)China Construction Bank, H, 144A ................................            China             43,532,000          14,314,936
       Chinatrust Financial Holding Co. Ltd. ...........................            Taiwan             7,653,002           6,153,822
       DBS Group Holdings Ltd. .........................................          Singapore              193,000           1,871,681
       HSBC Holdings PLC ...............................................        United Kingdom         1,218,202          19,558,217
       Mega Financial Holding Co. Ltd. .................................            Taiwan            14,406,000           9,456,281
                                                                                                                       -------------
                                                                                                                          52,690,673
                                                                                                                       -------------
       COMMUNICATIONS EQUIPMENT 1.0%
       D-Link Corp. ....................................................            Taiwan             3,558,521           4,093,061
                                                                                                                       -------------
       COMPUTERS & PERIPHERALS 6.3%
       Acer Inc. .......................................................            Taiwan             6,580,960          14,589,229
       Asustek Computer Inc. ...........................................            Taiwan             1,212,268           3,436,185
       Lite-On Technology Corp. ........................................            Taiwan             5,675,586           7,154,705
                                                                                                                       -------------
                                                                                                                          25,180,119
                                                                                                                       -------------
       CONSTRUCTION MATERIALS 0.6%
       Anhui Conch Cement Co. Ltd., H ..................................            China              2,192,000           2,416,836
                                                                                                                       -------------
       DISTRIBUTORS 3.3%
       China Resources Enterprise Ltd. .................................            China              6,700,000          11,923,246
       Test-Rite International Co. Ltd. ................................            Taiwan             2,225,980           1,461,161
                                                                                                                       -------------
                                                                                                                          13,384,407
                                                                                                                       -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.8%
       China Telecom Corp. Ltd., H .....................................            China              9,073,833           3,130,078
                                                                                                                       -------------
       ELECTRIC UTILITIES 2.7%
       Cheung Kong Infrastructure Holdings Ltd. ........................          Hong Kong            3,320,548          10,747,911
                                                                                                                       -------------
       ELECTRICAL EQUIPMENT 0.1%
       Phoenixtec Power Co. Ltd. .......................................            Taiwan               454,055             475,521
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 3

TEMPLETON CHINA WORLD FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        COUNTRY           SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ELECTRONIC EQUIPMENT & INSTRUMENTS 3.3%
   Delta Electronics Inc. ....................................................          Taiwan           3,838,163     $   7,730,035
   Synnex Technology International Corp. .....................................          Taiwan           4,770,800         5,622,670
                                                                                                                       -------------
                                                                                                                          13,352,705
                                                                                                                       -------------
   FOOD & STAPLES RETAILING 10.2%
   Dairy Farm International Holdings Ltd. (USD Traded) .......................        Hong Kong         10,219,776        35,769,216
   President Chain Store Corp. ...............................................          Taiwan           2,844,088         5,218,821
                                                                                                                       -------------
                                                                                                                          40,988,037
                                                                                                                       -------------
   FOOD PRODUCTS 1.5%
   COFCO International Ltd. ..................................................          China            5,038,000         2,014,005
   Uni-President Enterprises Corp. ...........................................          Taiwan           9,058,950         3,838,137
                                                                                                                       -------------
                                                                                                                           5,852,142
                                                                                                                       -------------
   HOTELS RESTAURANTS & LEISURE 2.2%
   The Hongkong and Shanghai Hotels Ltd. .....................................        Hong Kong          7,985,978         8,753,619
                                                                                                                       -------------
   HOUSEHOLD DURABLES 0.2%
   TCL Multimedia Technology Holdings Ltd. ...................................          China            5,052,000           794,811
                                                                                                                       -------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.5%
   Datang International Power Generation Co. Ltd., H .........................          China            9,620,320         7,133,423
   Guangdong Electric Power Development Co. Ltd., B ..........................          China            8,354,963         3,458,519
   Huadian Power International Corp. Ltd., H .................................          China           11,836,000         3,243,429
   Huaneng Power International, Inc., H ......................................          China              590,776           403,775
                                                                                                                       -------------
                                                                                                                          14,239,146
                                                                                                                       -------------
   INDUSTRIAL CONGLOMERATES 3.6%
   CITIC Pacific Ltd. ........................................................          China              860,092         2,356,918
(a)LG Corp. ..................................................................       South Korea           254,910         6,928,638
   Shanghai Industrial Holdings Ltd. .........................................          China            2,784,253         5,224,110
                                                                                                                       -------------
                                                                                                                          14,509,666
                                                                                                                       -------------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   Premier Image Technology Corp. ............................................          Taiwan           1,445,090         1,793,670
                                                                                                                       -------------
   MACHINERY 1.5%
   China International Marine Containers (Group), Co. Ltd., B ................          China            5,591,330         4,347,835
   Yungtay Engineering Co. Ltd. ..............................................          Taiwan           2,524,000         1,589,008
                                                                                                                       -------------
                                                                                                                           5,936,843
                                                                                                                       -------------
   METALS & MINING 0.1%
   Aluminum Corp. of China Ltd., H ...........................................          China              372,000           268,641
                                                                                                                       -------------
   OFFICE ELECTRONICS 0.3%
   Kinpo Electronics Inc. ....................................................          Taiwan           3,042,648         1,252,810
                                                                                                                       -------------
   OIL, GAS & CONSUMABLE FUELS 10.3%
   China Petroleum & Chemical Corp., H .......................................          China           37,309,395        16,719,128
   PetroChina Co. Ltd., H ....................................................          China           27,131,903        21,167,825
(b)PetroChina Co. Ltd., H, 144A ..............................................          China            4,460,000         3,479,613
                                                                                                                       -------------
                                                                                                                          41,366,566
                                                                                                                       -------------
   PAPER & FOREST PRODUCTS 0.5%
   Shandong Chenming Paper Holdings Ltd., B ..................................          China            4,620,200         1,870,816
                                                                                                                       -------------


4 | Quarterly Statement of Investments

TEMPLETON CHINA WORLD FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  COUNTRY                 SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   REAL ESTATE 5.9%
   Cheung Kong Holdings Ltd. ...........................................         Hong Kong              1,360,690      $  14,160,328
   Henderson Investment Ltd. ...........................................         Hong Kong              2,888,756          4,861,407
   Hongkong Land Holdings Ltd. (USD Traded) ............................         Hong Kong              1,521,000          4,867,200
                                                                                                                       -------------
                                                                                                                          23,888,935
                                                                                                                       -------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
   Faraday Technology Corp. ............................................           Taiwan                 309,560            514,463
   Realtek Semiconductor Corp. .........................................           Taiwan               1,631,000          1,829,768
   Samsung Electronics Co. Ltd. ........................................        South Korea                 5,510          3,175,884
   Siliconware Precision Industries Co. ................................           Taiwan               1,297,666          1,376,439
   Sunplus Technology Co. Ltd. .........................................           Taiwan               2,435,247          2,448,653
   Taiwan Semiconductor Manufacturing Co. Ltd. .........................           Taiwan               3,910,189          6,941,751
                                                                                                                       -------------
                                                                                                                          16,286,958
                                                                                                                       -------------
   SPECIALTY RETAIL 0.2%
   GOME Electrical Appliances Holdings Ltd. ............................           China                1,439,000            848,970
                                                                                                                       -------------
   TEXTILES APPAREL & LUXURY GOODS 0.2%
   Tack Fat Group International Ltd. ...................................         Hong Kong              6,352,000            630,728
                                                                                                                       -------------
   TRANSPORTATION INFRASTRUCTURE 3.5%
   China Merchants Holdings (International) Co. Ltd. ...................           China                1,303,451          2,739,826
   Cosco Pacific Ltd. ..................................................           China                1,777,449          2,968,298
   Hainan Meilan International Airport Co. Ltd., H .....................           China                2,273,000          1,055,219
   Hopewell Holdings Ltd. ..............................................         Hong Kong              3,048,000          7,487,736
                                                                                                                       -------------
                                                                                                                          14,251,079
                                                                                                                       -------------
   WIRELESS TELECOMMUNICATION SERVICES 7.7%
   China Mobile (Hong Kong) Ltd. .......................................           China                5,828,770         28,637,987
   Taiwan Mobile Co. Ltd. ..............................................           Taiwan               2,496,930          2,212,671
                                                                                                                       -------------
                                                                                                                          30,850,658
                                                                                                                       -------------
   TOTAL COMMON STOCKS (COST $252,113,327) .............................                                                 362,139,730
                                                                                                                       -------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------

   SHORT TERM INVESTMENTS (COST $38,001,388) 9.4%
   U.S. GOVERNMENT & AGENCY SECURITIES 9.4%
(c)U.S. Treasury Bills, 12/01/05 - 2/23/06 .............................       United States        $  38,177,000         38,005,429
                                                                                                                       -------------
   TOTAL INVESTMENTS (COST $290,114,715) 99.6% .........................                                                 400,145,159
   OTHER ASSETS, LESS LIABILITIES 0.4% .................................                                                   1,406,929
                                                                                                                       -------------
   NET ASSETS 100.0% ...................................................                                               $ 401,552,088
                                                                                                                       =============

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2005, the aggregate value of these securities was $17,967,027, representing 4.47% of net assets.

(c)   The security is traded on a discount basis with no stated coupon rate.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

TEMPLETON CHINA WORLD FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton China World Fund (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company.

1. INCOME TAXES

At November 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments....................................     $291,190,455
                                                            ============
Unrealized appreciation................................     $116,366,202
Unrealized depreciation................................       (7,411,498)
                                                            ------------
Net unrealized appreciation (depreciation).............     $108,954,704
                                                            ============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 23, 2006